Segment Reporting	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segment Reporting
(25)	Segment Reporting

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews the operating profit or loss for each reporting units when making decisions about allocating resources and assessing performance of the Group.

As of June 30, 2023, the Group managed its business as a single operating segment engaged in the provision of distribution and managing wealth management services in the PRC (the “wealth management segment”).

As of June 30, 2024, after the acquisition of AIX, the Group operated three segments: (1) the insurance agency segment, which mainly consists of providing agency services for distributing life and non-life insurance products on behalf of insurance companies, (2) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services, and (3) the wealth management segment.

The following table shows the Group’s operations by business segment for the years ended June 30, 2022, 2023 and 2024.

	Year ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net revenues
Insurance Agency	-	-	900,246	123,877
Claims Adjusting	-	-	222,114	30,564
Wealth Management	188,741	114,440	62,966	8,663
Total net revenues	188,741	114,440	1,185,326	163,104
Operating costs and expenses
Insurance Agency	-	-	(889,185)	(122,356)
Claims Adjusting	-	-	(219,417)	(30,193)
Wealth Management	(262,844)	(173,244)	(111,077)	(15,283)
Subtotal	(262,844)	(173,244)	(1,219,679)	(167,832)
Loss from operations before goodwill impairment
Insurance Agency	-	-	11,061	1,521
Claims Adjusting	-	-	2,697	371
Wealth Management	(74,103)	(58,804)	(48,111)	(6,620)
Subtotal	(74,103)	(58,804)	(34,353)	(4,728)
Impairment loss on goodwill	-	-	(426,410)	(58,676)
Loss from operations	(74,103)	(58,804)	(460,763)	(63,404)
Total other income (loss)	12,511	23,812	(37,242)	(5,124)
Loss before income taxes and share of loss of affiliates	(61,592)	(34,992)	(498,005)	(68,528)
Income tax benefit (expense)	925	(8,585)	(12,945)	(1,781)
Share of loss of affiliates	-	-	(1,121)	(154)
Net loss	(60,667)	(43,577)	(512,071)	(70,463)

	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Segment assets
Insurance Agency	-	3,678,861	506,229
Claims Adjusting	-	359,374	49,452
Wealth Management	264,543	239,643	32,976
Total assets	264,543	4,277,878	588,657

Substantially all of the Group’s revenues for the three years ended June 30, 2022, 2023 and 2024 were generated from the PRC. Substantially all long-lived assets of the Group are located in the PRC. Accordingly, no geographical segments are presented.